UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                      Oppenheimer International Bond Fund
                      -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.9%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]               16,635,000    $    21,125,407
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%,
10/9/07 [JPY]                                                            640,000,000          6,041,655
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 2.80%, 8/4/05 1                                      82,905,000         82,687,733
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.75%, 3/31/07 2                                      10,000,000         10,018,360
                                                                                        ----------------
Total U.S. Government Obligations (Cost $118,974,589)                                       119,873,155
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--50.5%
--------------------------------------------------------------------------------------------------------
ARGENTINA--2.1%
Argentina (Republic of) Bonds:
3.01%, 8/3/12 6                                                           25,980,000         23,170,990
Series PRE8, 2%, 1/3/10 3,4,5  [ARP]                                      15,670,000          9,049,781
Series PR12, 2%, 1/3/16 3,4,5  [ARP]                                      18,075,972          9,494,387
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%,
12/31/33 5  [ARP]                                                         32,536,351         11,588,521
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 3,4,5  [ARP]                                   1,120,225            474,729
--------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 5  [ARP]                      25,072,320         11,210,335
                                                                                        ----------------
                                                                                             64,988,743
--------------------------------------------------------------------------------------------------------
AUSTRALIA--1.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                             74,430,000         58,277,902
--------------------------------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Nts.:
3.80%, 10/20/13 7  [EUR]                                                   6,845,000          8,774,314
5.50%, 10/20/07 7  [EUR]                                                   2,440,000          3,177,052
Series 98-1, 5%, 1/15/08 [EUR]                                             9,795,000         12,690,448
--------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%,                6,525,000          8,977,027
7/15/12 [EUR]
                                                                                        ----------------
                                                                                             33,618,841
--------------------------------------------------------------------------------------------------------
BELGIUM--0.3%
Belgium (Kingdom of) Bonds, Series 26, 6.25%, 3/28/07 [EUR]                6,850,000          8,882,602
--------------------------------------------------------------------------------------------------------
BRAZIL--1.2%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                             12,360,000         12,792,600
8.875%, 10/14/19                                                           3,830,000          4,069,375
Series 15 yr., 4.313%, 4/15/09 6                                              14,119             14,048
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                          11,476,383         11,756,120
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 5  [JPY]       500,000,000          4,643,405
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40             2,084,200          2,509,898
                                                                                        ----------------
                                                                                             35,785,446
--------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                             1,505,000          1,898,181
8.25%, 1/15/15 7                                                           1,505,000          1,898,181
                                                                                        ----------------
                                                                                              3,796,362
--------------------------------------------------------------------------------------------------------
CANADA--0.4%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                            14,550,000         12,957,184


1               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                     55,239,000,000   $     24,895,582
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                     35,992,780,000         16,416,097
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]          1,845,000          2,648,026
                                                                                        ----------------
                                                                                             43,959,705
--------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REGS, 9.04%, 1/23/18                                                1,520,000          1,594,100
Series REGS, 9.50%, 9/27/11                                                1,500,000          1,616,250
                                                                                        ----------------
                                                                                              3,210,350
--------------------------------------------------------------------------------------------------------
ECUADOR--0.0%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 6                          1,463,000          1,235,321
--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                         1,185,000          1,285,725
--------------------------------------------------------------------------------------------------------
FINLAND--1.6%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                         20,985,000         29,779,024
--------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:
2.75%, 7/4/06 [EUR]                                                        3,470,000          4,231,146
5%, 7/4/07 [EUR]                                                          12,415,000         15,894,502
                                                                                        ----------------
                                                                                             49,904,672
--------------------------------------------------------------------------------------------------------
FRANCE--1.5%
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/13 [EUR]                                                        13,960,000         18,116,882
5.50%, 10/25/07 [EUR]                                                     12,375,000         16,127,605
5.50%, 10/25/10 [EUR]                                                      3,080,000          4,262,517
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 7/12/05 [EUR]             5,050,000          6,116,603
                                                                                        ----------------
                                                                                             44,623,607
--------------------------------------------------------------------------------------------------------
GERMANY--5.6%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                       23,640,000         32,465,449
5.375%, 1/4/10 [EUR]                                                      38,715,000         52,599,814
Series 02, 5%, 7/4/12 [EUR]                                                4,200,000          5,775,419
Series 03, 3.75% 7/4/13 [EUR]                                             64,085,000         81,903,537
                                                                                        ----------------
                                                                                            172,744,219
--------------------------------------------------------------------------------------------------------
GREECE--1.0%
Greece (Republic of) Bonds, 3.70%, 7/20/15 [EUR]                          17,360,000         21,594,433
--------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                6,980,000          8,826,532
                                                                                        ----------------
                                                                                             30,420,965
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                              525,000            635,250
10.25%, 11/8/11 7                                                            160,000            193,600
                                                                                        ----------------
                                                                                                828,850
--------------------------------------------------------------------------------------------------------
HUNGARY--0.3%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]      1,918,660,000          9,438,621


2               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
IRELAND--1.1%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                25,900,000   $     32,382,679
--------------------------------------------------------------------------------------------------------
ISRAEL--1.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]               167,800,000         40,183,660
--------------------------------------------------------------------------------------------------------
ITALY--0.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                          14,745,000         18,566,416
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                            2,770,000          3,563,315
                                                                                        ----------------
                                                                                             22,129,731
--------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
3/29/18 3,4,5  [FRF]                                                      16,007,500            524,189
--------------------------------------------------------------------------------------------------------
JAPAN--2.1%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]    7,058,800,000         63,884,336
--------------------------------------------------------------------------------------------------------
MALAYSIA--1.4%
Johor Corp. Malaysia (State of) Bonds, Series P3, 1%,
7/31/12 6  [MYR]                                                         107,980,000         30,049,697
--------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]         41,730,000         11,424,137
                                                                                        ----------------
                                                                                             41,473,834
--------------------------------------------------------------------------------------------------------
MEXICO--2.7%
Mexican Williams Sr. Nts., 4.24%, 11/15/08 5,6                               500,000            521,875
--------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series MI10, 8%, 12/19/13 [MXN]                                          230,788,000         19,764,861
Series M20, 8%, 12/7/23 6  [MXN]                                          43,415,000          3,439,910
Series MI10, 9.50%, 12/18/14 6  [MXN]                                    243,434,400         22,777,209
Series M10, 10.50%, 7/14/11 [MXN]                                        212,100,000         21,284,402
--------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.77%,
10/13/05 8  [MXN]                                                        130,860,000         11,855,650
--------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6BR, 6.75%,
6/6/06 [JPY]                                                             205,000,000          1,955,919
                                                                                        ----------------
                                                                                             81,599,826
--------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.5%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                      19,630,000         14,235,599
--------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20             1,375,000          1,364,688
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                       575,655            483,287
                                                                                        ----------------
                                                                                              1,847,975
--------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                                            2,030,000          2,268,525
9.375%, 1/16/23                                                            5,585,000          6,925,400
9.375%, 4/1/29                                                             1,650,000          2,050,125
                                                                                        ----------------
                                                                                             11,244,050
--------------------------------------------------------------------------------------------------------
PERU--2.1%
Peru (Republic of) Bonds:
8.375%, 5/3/16 1                                                           1,380,000          1,555,950
9.91%, 5/5/15 [PEN]                                                      116,525,000         39,531,111
Series 2, 9%, 1/31/12 [PEN]                                               18,850,000          6,228,293
Series 8-1, 12.25%, 8/10/11 [PEN]                                         18,633,000          7,077,505
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                              5,396,155          3,470,753
--------------------------------------------------------------------------------------------------------


3               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33            $       6,720,000   $      7,610,400
                                                                                        ----------------
                                                                                             65,474,012
--------------------------------------------------------------------------------------------------------
PHILIPPINES--1.2%
Philippines (Republic of) Bonds:
9.50%, 2/2/30 1                                                           19,390,000         19,835,970
10.625%, 3/16/25                                                           3,740,000          4,202,825
Series 5-57, 11.50%, 1/27/10 [PHP]                                       507,800,000          9,349,217
Series 5-56, 12.375%, 10/28/09 [PHP]                                     149,350,000          2,796,182
                                                                                        ----------------
                                                                                             36,184,194
--------------------------------------------------------------------------------------------------------
POLAND--1.9%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                         55,940,000         16,818,766
Series WS0922, 5.75%, 9/23/22 [PLZ]                                       10,000,000          3,338,004
Series DS0509, 6%, 5/24/09 [PLZ]                                         126,205,000         39,583,723
                                                                                        ----------------
                                                                                             59,740,493
--------------------------------------------------------------------------------------------------------
PORTUGAL--2.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                       8,160,000         10,145,441
4.875%, 8/17/07 [EUR]                                                      9,710,000         12,422,629
--------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                                28,945,000         40,255,527
                                                                                        ----------------
                                                                                             62,823,597
--------------------------------------------------------------------------------------------------------
RUSSIA--1.8%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 7  [EUR]                                         2,500,000          3,522,158
Series C, 9.60%, 10/25/14                                                 23,330,000         30,265,309
--------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                  6,620,000          5,820,403
--------------------------------------------------------------------------------------------------------
Russian Federation Debs., Series V, 3%, 5/14/08                            3,590,000          3,390,008
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,6,7                  8,570,750          9,642,094
--------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 6                              1,485,000          1,658,460
                                                                                        ----------------
                                                                                             54,298,432
--------------------------------------------------------------------------------------------------------
SOUTH AFRICA--1.7%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                        76,130,000         15,803,439
Series R186, 10.50%, 12/21/26 [ZAR]                                      136,575,000         26,839,179
Series R203, 8.25%, 9/15/17 [ZAR]                                         30,810,000          4,714,429
Series R204, 8%, 12/21/18 [ZAR]                                           34,150,000          5,132,200
                                                                                        ----------------
                                                                                             52,489,247
--------------------------------------------------------------------------------------------------------
SPAIN--1.0%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                       8,945,000         11,358,182
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                       5,500,000          6,901,823
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                       8,060,000         11,226,247
                                                                                        ----------------
                                                                                             29,486,252
--------------------------------------------------------------------------------------------------------
SWEDEN--2.6%
Sweden (Kingdom of) Bonds, Series 1045, 5.25%, 3/15/11 [SEK]             545,010,000         79,710,290


4               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--1.0%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                       8,000,000   $     10,186,606
4.25%, 7/15/13 [EUR]                                                       9,660,000         12,761,034
5.50%, 1/15/28 [EUR]                                                       5,300,000          8,225,730
                                                                                        ----------------
                                                                                             31,173,370
--------------------------------------------------------------------------------------------------------
TURKEY--0.8%
Turkey (Republic of) Nts.:
7%, 6/5/20                                                                 7,750,000          7,614,375
7.25%, 3/15/15 1                                                           6,680,000          6,913,800
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30              7,010,000         10,173,263
                                                                                        ----------------
                                                                                             24,701,438
--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.7%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                            79,670,000        142,690,279
--------------------------------------------------------------------------------------------------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                                                  195,000            174,306
9.25%, 9/15/27                                                             5,880,000          6,179,880
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                          5,250,000          6,308,367
8.50%, 10/8/14                                                             8,954,000          9,321,114
                                                                                        ----------------
                                                                                             21,983,667
                                                                                        ----------------
Total Foreign Government Obligations (Cost $1,511,546,754)                                1,546,220,265
--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.3%
--------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.878%, 3/4/10 5,6 [JPY]                                                 177,162,984          1,573,398
4.003%, 9/4/06 5,6                                                           492,857            491,008
4.003%, 3/4/10 5,6                                                           677,500            669,031
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%,
1/25/06 6                                                                  3,155,000          3,168,882
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 5,6                     3,005,000          3,117,087
                                                                                        ----------------
Total Loan Participations (Cost $8,700,359)                                                   9,019,406
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--7.9%
--------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                      2,400,000          2,736,000
8.875% Nts., 11/17/14 7                                                    4,675,000          5,306,125
--------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 7               1,445,000          1,477,513
--------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 5                         1,330,000          1,333,325
--------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                       2,580,000          2,715,450
--------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5  [BRR]              26,252,000         11,334,429
--------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                  7,850,000          8,486,400
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.40% Sr. Unsec. Unsub. Nts.,
11/2/06 9  [JPY]                                                       4,101,000,000         37,645,117
--------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                           30,220,000         19,491,900
11.60% Sr. Unsec. Nts., 1/12/10 8                                         42,800,000         24,032,200
12.28% Sr. Unsec. Nts., 3/9/09 8                                          30,220,000         18,358,650


5               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
1.90% Unsec. Bonds, 7/8/09 [JPY]                                         113,000,000   $      1,089,577
3.95% Nts., 1/25/12 5  [COP]                                          16,902,000,000          7,410,389
6.26% Nts., 12/8/09 5,6 [BRR]                                             11,200,000          4,588,520
--------------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development (The), 15%
Nts., 1/7/10 5  [TRY]                                                      3,000,000          2,429,538
--------------------------------------------------------------------------------------------------------
Japan (Government of) Unsec. Unsub. Nts., 2.875%, 7/28/05 [JPY]        3,320,000,000         29,989,649
--------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 2.05% Unsec. Unsub. Nts.,
9/21/09 [JPY]                                                            104,000,000          1,010,175
--------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 5              5,560,000          5,671,200
--------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                3,900,000          4,107,090
--------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 5  [TRY]           5,000,000          3,720,406
--------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 3,4,5                                                                550,000                 --
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts.,
10/13/10 1                                                                 4,570,000          5,362,895
--------------------------------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Nts., Series INTL, 3/18/08 [JPY]            1,980,000,000         18,086,178
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 1,7                              5,840,000          6,000,600
--------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7          2,381,000          2,178,615
--------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 6                              8,020,000          8,150,686
--------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 5                                      9,490,000          9,584,900
                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $247,440,099)                                         242,297,527


                                                                              SHARES
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.9%
--------------------------------------------------------------------------------------------------------
Arcelor                                                                       58,230          1,136,446
--------------------------------------------------------------------------------------------------------
Arriva plc                                                                   120,000          1,171,770
--------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                         107,000          1,121,021
--------------------------------------------------------------------------------------------------------
Axa SA                                                                        47,590          1,183,542
--------------------------------------------------------------------------------------------------------
BASF AG                                                                       17,457          1,157,055
--------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                17,250          1,179,371
--------------------------------------------------------------------------------------------------------
British American Tobacco plc                                                  61,150          1,178,890
--------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                              122,500          1,158,602
--------------------------------------------------------------------------------------------------------
Continental AG                                                                16,351          1,175,656
--------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                            28,351          1,149,001
--------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                           62,428          1,155,878
--------------------------------------------------------------------------------------------------------
Douglas Holding AG                                                            34,179          1,238,789
--------------------------------------------------------------------------------------------------------
E.ON AG                                                                       13,352          1,185,397
--------------------------------------------------------------------------------------------------------
Friends Provident plc                                                        365,840          1,192,964
--------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd. 4                              818,000          1,181,662
--------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                               143          1,214,552
--------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp.                                               141          1,209,007
--------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                         228,000          1,114,201
--------------------------------------------------------------------------------------------------------
Kelda Group plc                                                               99,130          1,240,612
--------------------------------------------------------------------------------------------------------
Klepierre                                                                     12,321          1,175,679
--------------------------------------------------------------------------------------------------------
Komori Corp.                                                                  77,000          1,164,268
--------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                 205,000          1,118,958
--------------------------------------------------------------------------------------------------------
Kyushu Electric Power Co.                                                     55,500          1,205,978
--------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                         140,921          1,194,267
--------------------------------------------------------------------------------------------------------
MAN AG                                                                        25,756          1,067,744
--------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                     240,000          1,231,269
--------------------------------------------------------------------------------------------------------


6               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
OKI Electric Industry Co. 4                                                                335,000   $      1,174,149
----------------------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                                 205,760          1,169,573
----------------------------------------------------------------------------------------------------------------------
Persimmon plc                                                                               85,400          1,195,016
----------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                             551,520          1,179,246
----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                      18,967          1,219,514
----------------------------------------------------------------------------------------------------------------------
Schroders plc                                                                               82,370          1,117,197
----------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy plc                                                              65,040          1,176,009
----------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                          137,730          1,220,185
----------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                            63,110          1,149,963
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                     11,805          1,195,773
----------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                     43,144          1,166,896
----------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 4                                                                691,000          1,170,453
----------------------------------------------------------------------------------------------------------------------
T&D Holdings, Inc.                                                                          23,900          1,117,951
----------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                            134,820          1,152,225
----------------------------------------------------------------------------------------------------------------------
Taylor Woodrow plc                                                                         206,600          1,246,083
----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                             63,054          1,092,904
----------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp. 4                                                                49,500          1,180,484
----------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                   109,000          1,179,335
----------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                      46,713          1,153,433
----------------------------------------------------------------------------------------------------------------------
Unibail                                                                                      9,110          1,169,701
----------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                        94,160          1,113,461
----------------------------------------------------------------------------------------------------------------------
Valeo SA                                                                                    27,030          1,209,798
----------------------------------------------------------------------------------------------------------------------
Veolia Environnement SA                                                                     30,756          1,151,394
----------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                    15,490          1,289,677
                                                                                                      ----------------
Total Common Stocks (Cost $57,427,867)                                                                     58,692,999


                                                                                             UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
ICG Communications, Inc. Wts., Exp. 9/15/05  4,5                                               495                  --
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07  4,5                                       50                  --
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20  4,5                                                                              500             12,000
                                                                                                      ----------------
Total Rights, Warrants and Certificates (Cost $481)                                                            12,000


                                                                                         PRINCIPAL
                                                                                            AMOUNT
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--27.4%
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 17.37%, 7/3/07 [BRR]              $    55,270,000         17,205,822
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               38,356,000         14,190,158
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               59,878,000         22,152,422
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]              100,000,000         36,995,929
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%, 10/4/05 [BRR]           34,700,000         14,198,672
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]            24,719,335          7,160,609
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]            28,074,132          7,051,077
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]            32,035,902          7,023,736
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]             6,942,469,928          3,666,023
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                31,110,000,000         16,427,866
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                12,430,000,000          6,563,753
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                11,705,100,000          6,180,965


7               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Credit Linked Nts., Series III, 13.50%,
9/12/14 10  [COP]                                                     21,000,000,000   $     11,263,157
Colombia (Republic of) Credit Linked Nts., Series IV, 13.50,
9/12/14 10  [COP]                                                      7,015,000,000          3,762,431
Dominican Republic Credit Linked Nts., 15.93%, 5/2/06 [DOP]              305,780,000          9,554,142
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 8  [DOP]          249,890,000          7,907,983
Dominican Republic Credit Linked Nts., 22.97%, 3/10/06 [DOP]             319,516,460         10,208,974
Dominican Republic Treasury Bills Unsec. Credit Linked Nts.,
16.50%, 4/24/06 8  [DOP]                                                 102,260,000          3,205,445
Dominican Republic Unsec. Credit Linked Nts., 14.86%, 5/15/06 [DOP]      165,940,000          5,151,340
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]       493,299,200         15,811,327
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%,
10/28/05 [EGP]                                                            50,120,000          8,427,431
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%,
2/9/06 [EGP]                                                              75,466,000         12,380,464
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.75%,
8/25/05 [EGP]                                                             30,580,000          5,218,194
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 [EGP]                                                             57,210,000          9,448,938
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 [EGP]                                                            17,390,000          2,881,244
Indonesia (Republic of) Recapitalization Unsec. Credit Linked
Nts., 13.15%, 3/17/10                                                      9,523,810          8,892,915
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.208%, 11/8/05                                                           4,406,270          4,929,327
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]           13,799,000          3,266,805
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                      37,857,000         30,530,298
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]         321,528,000         11,324,232
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                            280,840,000         10,796,008
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                           277,800,000         10,775,787
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                     289,282,000         10,649,781
South African Rand Interest Bearing Linked Nts., Series FBi 43,
2.425%, 5/23/22                                                            2,100,000          2,045,190
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                            30,400,000          7,194,657
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%,
10/18/07                                                                   4,238,000          4,715,241
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 868, 27.50%, 8/25/05                                                    4,070,000          3,987,705
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 872, 22.88%, 10/20/05 6                                                19,769,000         21,269,998
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 880, 20%, 10/18/07                                                     12,320,000         15,174,298
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EMG 4, 18.70%, 7/6/06 [TRY]                                               24,930,576         16,086,920
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EMG 19, 18%, 7/5/06 [TRY]                                                 20,350,000         13,131,218
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
NAS 316, 18.641%, 2/23/06                                                  7,266,000          6,745,609
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series
EMG 11, 11.94%, 12/30/09 [UAH]                                             9,163,000          2,168,574
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series
NPC 12, 11.94%, 12/30/09 [UAH]                                            65,490,000         15,499,278

8               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                      61,128,560      $  15,128,238
Egypt (The Arab Republic of) Treasury Bills Total Return Linked
Nts., 9.85%, 3/9/06 [EGP]                                                 36,390,000          5,882,107
European Investment Bank, Russian Federation Credit Linked Nts.,
6.232%, 1/19/10                                                            8,475,000          6,640,163
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                10,300,162          9,176,414
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 5             11,285,000         13,044,332
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%,
6/22/13 5                                                                 11,282,000         13,040,864
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/15/13                                                                   12,412,800         14,347,956
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                  304,373,000         11,333,987
Nigeria (Federal Republic of) Treasury Bill Total Return Linked
Nts., 13%, 8/17/05 5  [NGN]                                              858,100,000          6,084,651
OAO Gazprom I Credit Nts., 7.339%, 10/20/07                                1,435,000          1,549,829
OAO Gazprom II Credit Nts., 7.089%, 4/20/07                                1,435,000          1,526,484
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 5  [PHP]      319,400,000          5,970,312
Philippines (Republic of) Credit Linked Nts., 12.375%,
11/1/09 5  [PHP]                                                         596,990,000         11,231,624
Philippines (Republic of) Credit Linked Nts., 12.375%,
3/1/15 5  [PHP]                                                          109,790,000          2,034,180
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [ROL]     227,400,000,000          8,858,261
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]       56,400,000,000          2,240,226
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]       33,200,000,000          1,318,715
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]      100,000,000,000          3,972,032
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]      91,186,500,000          3,355,808
Russian Federation Credit Linked Nts., 8.33%, 12/2/09 [RUR]              233,573,000          8,299,470
Ukraine (Republic of) Credit Linked Nts., 7.69%, 8/5/11                    7,740,000          8,574,372
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 5  [UAH]          13,256,000          3,105,540
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 5  [UAH]        46,272,000         10,840,341
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]           20,689,000          4,373,479
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]           3,228,000            741,233
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]          11,438,000          2,626,461
Videocon International Ltd. Credit Linked Nts., 5.34%, 12/29/09 5          7,300,000          7,292,700
--------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5  [UAH]                                                 64,285,000         15,157,726
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 12.08%,
1/2/15 8  [BRR]                                                           51,226,300          6,558,712
Brazil (Federal Republic of) Credit Linked Nts., 12.68%,
6/1/13 8  [BRR]                                                           75,340,000         11,397,229
Brazil (Federal Republic of) Credit Linked Nts., 13.85%,
4/1/10 8  [BRR]                                                          129,150,391         28,157,387
Brazil (Federal Republic of) Credit Linked Nts., 15.33%,
1/2/15 8  [BRR]                                                          138,200,796         17,694,410
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.55%, 1/2/15 8  [BRR]                                                  114,770,000         14,694,470
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 5                3,850,000          3,878,163
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/8/10 [ROL]                                                  107,264,000,000          3,800,946
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%,
10/17/07                                                                  13,040,000         15,889,240
--------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.50%, 3/8/10 [ROL]                                                  309,041,000,000         10,287,027
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.75%, 3/10/08 [ROL]                                                 366,500,000,000         12,259,781


9               |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.25%, 4/18/10 [ROL]                                                  31,050,000,000      $   1,057,587
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.50%, 3/5/07 [ROL]                                                   51,550,000,000          1,758,134
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.75%, 4/18/08 [ROL]                                                  31,010,000,000          1,057,207
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.75%, 4/18/08 [ROL]                                                  74,530,000,000          2,540,911
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/11/08 [ROL]                                                 248,955,000,000          8,641,745
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                         40,700,000         17,554,982
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                3,850,000          3,955,875
--------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                 56,205,300         13,582,008
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                3,590,000          3,782,825
                                                                                        ----------------
Total Structured Notes (Cost $800,999,974)                                                  839,518,087


                                    DATE         STRIKE               CONTRACTS
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Israeli Shekel Call 4        9/27/05             4.46ILS                 166,400,000             81,869
--------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 4    9/26/05            10.70MXN                 276,900,000            114,083
                                                                                        ----------------
Total Options Purchased (Cost $285,193)                                                         195,952

--------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Brazilian Real Call 4,5      10/3/05            16.50BRR                  55,510,000            214,095
--------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 4    8/19/05            10.07MXN                 274,150,000            391,039
--------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 4     9/1/05            10.35MXN                  54,920,000            122,643
                                                                                        ----------------
Total Swaptions Purchased (Cost $612,262)                                                       727,777


                                                                        PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.3%
--------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%, 7/1/05 (Cost $6,879,802)    $       6,879,802          6,879,802
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
--------------------------------------------------------------------------------------------------------
Undivided interest of 10.15% in joint repurchase agreement
(Principal Amount/Value $1,234,399,000, with a maturity value of
$1,234,508,724) with UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $125,251,132 on 7/1/05, collateralized by Federal
Home Loan Mortgage Corp., 5.50%, 2/1/35, with a value of
$1,260,871,334  (Cost $125,240,000)                                      125,240,000        125,240,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,878,107,380)                             2,948,676,970
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.0%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 11                              2,000,000          2,000,000


10              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
Undivided interest of 0.33% in joint repurchase agreement
(Principal Amount/Value $4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at $13,095,209 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%, 1/15/18--4/1/42, with a value of
$4,160,000,001 11                                                      $  13,093,943    $    13,093,943
--------------------------------------------------------------------------------------------------------
Undivided interest of 0.38% in joint repurchase agreement
(Principal Amount/Value $4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities, 3.4675%, dated 6/30/05, to be repurchased at $15,001,445 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%, 1/15/18--4/1/42, with a value of
$4,160,000,001 11                                                         15,000,000         15,000,000
                                                                                        ----------------
                                                                                             28,093,943
                                                                                        ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $30,093,943)                                                                    30,093,943
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,908,201,323)                               97.3%     2,978,770,913
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                  2.7         82,794,640
                                                                     -----------------------------------
NET ASSETS                                                                     100.0%   $ 3,061,565,553
                                                                     ===================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso
AUD    Australian Dollar
BRR    Brazilian Real
CAD    Canadian Dollar
COP    Colombian Peso
DOP    Dominican Republic Peso
EGP    Egyptian Pounds
EUR    Euro
FRF    French Franc
GBP    British Pound Sterling
HUF    Hungarian Forint
ILS    Israeli Shekel
JPY    Japanese Yen
MXN    Mexican Nuevo Peso
MYR    Malaysian Ringgit
NGN    Nigeria Naira
NZD    New Zealand Dollar
PEN    Peruvian New Sol
PHP    Philippines Peso
PLZ    Polish Zloty
ROL    Romanian Leu
RUR    Russian Ruble
SEK    Swedish Krona
TRY    New Turkish Lira
UAH    Ukraine Hryvnia
ZAR    South African Rand

1. Partial or fully-loaned security-- See accompanying Notes to Quarterly Statement of Investments.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $10,018,360. See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.


11              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

4. Non-income producing security.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $191,336,981, which represents 6.25% of the Fund's net assets, none of which is restricted. In addition, the Fund has restricted currency of $924,313, which represents 0.03% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,455,977 or 1.42% of the Fund's net assets as of June 30, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

10. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
-------------------------------------------------------------------------------
United States                                       $339,024,322           11.4%
Brazil                                               284,497,823            9.6
Turkey                                               214,114,715            7.2
Germany                                              184,339,590            6.2
Russia                                               178,958,723            6.0
United Kingdom                                       160,387,740            5.4
Japan                                                111,415,875            3.7
Colombia                                              91,823,900            3.1
Mexico                                                87,476,403            2.9
Ukraine                                               80,371,006            2.7
Sweden                                                79,710,290            2.7
Argentina                                             66,466,256            2.2
Peru                                                  65,474,012            2.2
Portugal                                              62,823,597            2.1
Indonesia                                             61,671,363            2.1
Romania                                               61,148,380            2.1
Poland                                                59,740,493            2.0
Australia                                             58,277,902            2.0
Philippines                                           55,420,310            1.9
France                                                55,345,438            1.9
Dominican Republic                                    55,049,561            1.9
South Africa                                          54,534,437            1.8
Israel                                                53,765,668            1.8
Finland                                               49,904,672            1.7
Egypt                                                 44,238,378            1.5
Malaysia                                              41,473,834            1.4
Austria                                               33,618,841            1.1
Ireland                                               32,382,679            1.1
The Netherlands                                       31,173,370            1.0
Greece                                                30,420,965            1.0
Spain                                                 29,486,252            1.0
Venezuela                                             25,951,542            0.9
Italy                                                 22,129,731            0.7
Supranational                                         19,238,430            0.6
New Zealand                                           14,235,599            0.5
Canada                                                12,957,184            0.4


12              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Panama                                                11,244,050            0.4
Hungary                                                9,438,621            0.3
Belgium                                                8,882,602            0.3
Nigeria                                                7,932,626            0.3
India                                                  7,292,700            0.2
Luxembourg                                             7,137,046            0.2
Swaziland                                              3,878,163            0.1
Bulgaria                                               3,796,362            0.1
Algeria                                                2,733,437            0.1
China                                                  2,178,615            0.1
Guatemala                                              2,162,175            0.1
El Salvador                                            1,285,725            0.0
Ecuador                                                1,235,321            0.0
Ivory Coast                                              524,189            0.0
                                               --------------------------------
Total                                             $2,978,770,913          100.0%
                                               ================================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,908,744,883
                                              ===============

Gross unrealized appreciation                 $  115,452,832
Gross unrealized depreciation                    (45,426,802)
                                              ---------------
Net unrealized appreciation                   $   70,026,030
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer- supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been


13              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 27.4% of the Fund's net assets and resulted in unrealized cumulative gains of $38,518,113.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $14,917,624 of securities issued on a when-issued basis or forward commitment and sold $16,558,794 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $19,543,086, representing 0.64% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio


14              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                  EXPIRATION     CONTRACT AMOUNT        VALUATION AS OF           UNREALIZED         UNREALIZED
CONTRACT DESCRIPTION                   DATES              (000S)          JUNE 30, 2005         APPRECIATION       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                  2/2/06              17,910ARP      $    6,071,006     $        120,840   $             --
                                   7/25/05 -
Brazilian Real (BRR)                 4/28/06             559,495BRR         226,184,770           30,565,833                 --
Canadian Dollar (CAD)                9/27/05              18,290CAD          14,961,349               70,002                 --
Chilean Peso (CLP)                   7/25/05           8,005,000CLP          13,851,476               18,747                 --


15              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Czech Koruna  (CZK)                  8/23/05             346,300CZK           13,947,403                                 550,630
Euro (EUR)                           7/15/05               7,920EUR            9,589,890              40,509                 --
Hungary Forints (HUF)                7/25/05           5,986,000HUF           29,258,742             102,831                 --
                                   11/9/05 -
Indian Rupee (INR)                  12/20/05             491,940INR           11,210,180             281,115                 --
                                11/17/2005 -
Japanese Yen (JPY)                  11/22/05          18,442,000JPY          168,740,695                  --          6,063,788
Mexican Nuevo Peso (MXN)             7/25/05             316,600MXN           29,320,465             258,596                 --
Russian Ruble (RUR)                 10/27/05             302,480RUR           10,520,710             158,257                 --
                                   8/12/05 -
Slovakia Koruna (SKK)                12/5/05           1,524,670SKK           48,346,290             233,332            544,085
                                   7/11/05 -
South African Rand (ZAR)             7/25/05             267,051ZAR           40,044,108             407,362            795,176
                                   7/11/05 -
South Korean Won (KRW)               9/29/05          89,431,000KRW           86,414,062                  --          1,945,844
Swedish Krona (SEK)                  7/21/05             235,800SEK           30,215,791                  --            701,853
Thailand Baht (THB)                  8/31/05             585,500THB           14,149,348                  --          1,105,994
                                    7/6/05 -
Turkish Lira (TRY)                   7/25/05              54,570TRY           40,751,707             959,720                 --
                                                                                             -----------------------------------
                                                                                                  33,217,144         11,707,370
                                                                                             -----------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)              12/5/05              76,260AUD           57,594,525                  --          1,009,605
                                   11/9/05 -
British Pound Sterling (GBP)          3/8/06              68,780GBP          122,787,080           6,205,208                 --
                                   7/12/05 -
Colombian Peso (COP)                 7/26/05          60,515,362COP           25,950,214              42,264              2,910
Czech Koruna  (CZK)                  7/25/05             717,600CZK           28,859,018             228,707                 --
                                   7/11/05 -
Euro (EUR)                            3/8/06             352,625EUR          429,321,408           7,330,355             47,373
                                   7/25/05 -
Japanese Yen (JPY)                    3/8/06           5,036,000JPY           45,923,927           1,294,654                 --
New Taiwan Dollar (TWD)              7/25/05             911,900TWD           28,818,083             273,348                 --
New Zealand Dollar (NZD)             9/27/05              21,000NZD           14,486,433             244,227                 --
                                   7/21/05 -
Norwegian Krone (NOK)                7/25/05             387,600NOK           59,366,041             513,690                 --
Polish Zloty (PLZ)                    7/1/05          60,150,234PLZ           18,010,400                  --            132,488
Swiss Franc (CHF)                    7/25/05              36,280CHF           28,360,385             163,646                 --
                                   7/25/05 -
Turkish Lira (TRY)                    2/8/06             104,388TRY           75,866,863                  --          4,663,960
                                                                                             ----------------------------------
                                                                                                  16,296,099          5,856,336
                                                                                             ----------------------------------
Total unrealized appreciation and depreciation                                               $    49,513,243   $     17,563,706
                                                                                             ==================================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that


16              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                        EXPIRATION      NUMBER OF     VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                         DATES      CONTRACTS       JUNE 30, 2005   DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hang Seng Stock Index                      7/28/05             54       $   4,936,508  $     (12,187)
Standard & Poor's/MIB Index, 10 yr.        9/16/05             25           4,903,399         (5,408)
Standard & Poor's ASX 200 Index            9/15/05             62           5,044,853          43,506
                                                                                       ---------------
                                                                                               25,911
                                                                                       ---------------
CONTRACTS TO SELL
CAC-40 10 Index                            9/16/05            181           9,308,027        (78,032)
DAX Index                                  9/16/05             60           8,390,917        (17,517)
FTSE 100 Index                             9/16/05            145          13,305,458       (147,759)
Nikkei 225 Index                            9/8/05            179          18,656,929       (597,157)
Standard & Poor's/Toronto Stock
Exchange 60 Index                          9/15/05             56           5,083,513        (39,936)
Standard & Poor's 500 Index                9/15/05             16           4,782,000          20,340
                                                                                       ---------------
                                                                                            (860,061)
                                                                                       ---------------
                                                                                       $    (834,150)
                                                                                       ===============


17              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2005 was as follows:

                                                      CALL OPTIONS                          PUT OPTIONS
                              ----------------------------------------  ------------------------------------
                                       PRINCIPAL/                            PRINCIPAL/
                                        NUMBER OF           AMOUNT OF         NUMBER OF           AMOUNT OF
                                        CONTRACTS            PREMIUMS         CONTRACTS            PREMIUMS
------------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004                 14,995,007,110      $    1,096,886                --        $         --
Options written                            14,160              25,556        28,100,000              64,863
Options closed or expired        (14,995,021,270)         (1,122,442)      (28,100,000)            (64,863)
                              ------------------------------------------------------------------------------
Options outstanding as of

June 30, 2005                                  --      $          --                --         $        --
                              ==============================================================================

CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the


18              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

counterparty fails to meet its obligations). As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of June 30, 2005 is as follows:

                                                                                                          ANNUAL
                                                                                  NOTIONAL AMOUNT  INTEREST RATE        UNREALIZED
                                                                             RECEIVED BY THE FUND    PAID BY THE      APPRECIATION
                     COUNTERPARTY    REFERENCED DEBT OBLIGATION                 UPON CREDIT EVENT           FUND    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Limited
London, UK
                                     Russian Federation 5% Step-up Bond           $  33,430,000            1.09%         (106,852)
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                                     Peru Government 8.75%
                                     International Bond                               1,900,000            2.95           (80,015)
                                     Republic of Panama 9.625% Bond                   1,835,000            3.40          (108,053)
                                     United Mexican States 11.375% Bond               2,790,000            2.08          (152,173)
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                                     Inter-American Development Bank
                                     3.50% Bond                                      15,910,000            0.15           (46,788)
                                     Kingdom of Jordan 6% Step-up Bond                  390,000            2.00            (2,000)
                                     Russian Federation 2.50% Step-up
                                     Bond                                               550,000            2.40           (41,679)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing,
Inc.:
                                     Brazil 12.25% Global Bond                        5,120,000            6.15          (734,562)
                                     Republic of Turkey 11.875% Bond                  1,660,000            3.15           (59,503)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services,
Inc.
                                     Turkey Government 11.875%
                                     International Bond                               7,010,000            3.22           (36,653)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch
                                     Federal Republic of Brazil 12.25%
                                     Bond                                             4,780,000            4.50          (315,622)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   (1,683,900)
                                                                                                                   ===============


19              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of June 30, 2005 is as follows:


                                                                                                    ANNUAL
                                                                                                  INTEREST
                                                                             NOTIONAL AMOUNT          RATE
                                                                                PAID BY FUND      RECEIVED         UNREALIZED
                                                                                 UPON CREDIT        BY THE       APPRECIATION
            COUNTERPARTY           REFERENCED DEBT OBLIGATION                          EVENT          FUND     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK
                               Russian Federation 5% Step-up Bond           $     58,500,000           0.70%    $      95,094
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.
                               Republic of Turkey 11.875% Bond                     3,645,000           1.87            49,055
-----------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch
                               Federal Republic of Brazil 12.25% Bond             15,600,000           3.80           511,341
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    655,490
                                                                                                                =============

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non- speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:


20              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                      RATE             RATE
                                                   PAID BY      RECEIVED BY                                              UNREALIZED
                 SWAP           NOTIONAL       THE FUND AT      THE FUND AT               FLOATING    TERMINATION      APPRECIATION
         COUNTERPARTY             AMOUNT     JUNE 30, 2005    JUNE 30, 2005             RATE INDEX          DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                             333,000,000TWD         2.0200%          1.2310%   90-Day CPTW                 3/4/09    $      (72,167)
                              16,830,000PLZ         5.9000           5.5200    Six-Month WIBO             3/24/10           194,290
                              26,928,000PLZ         5.9000           5.5500    Six-Month WIBO             3/24/10           321,786
                          18,776,000,000KRW         3.5000           4.3400    Three-Month KWCDC          2/17/10           245,998
                             333,000,000TWD         2.0200           1.2350    90-Day CPTW                3/23/09           (65,916)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
                              46,785,000PLZ         4.9100           4.4800    Six-Month WIBO              7/1/10            37,870
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                             454,000,000INR         4.8300           5.0079    IRS                        1/14/09           369,370
                          11,687,000,000KRW         3.5000           4.3100    Three-Month KWCDC           3/4/10           131,481
                           4,675,000,000KRW         3.5000           4.2800    Three-Month KWCDC           3/4/10            46,734
                           9,350,000,000KRW         3.5000           4.2700    Three-Month KWCDC           3/4/10            89,560
                              39,780,000EUR         2.1600           2.4700    Six-Month EURIBOR          4/25/07            (7,846)
                               8,750,000EUR         3.6040           2.1600    Six-Month EURIBOR          4/25/15             6,453
                                                                               Three-Month LIBOR
                              65,000,000            4.8160           2.9588    BBA                         3/8/15        (3,035,424)
                              47,420,000EUR         2.1340           3.8300    Three-Month EURIBOR         3/8/15         3,133,929
                                                                               Three-Month
                           9,350,000,000KRW         3.5000           4.2700    KWCDC                       3/4/10            89,560
                              19,570,000CAD         3.0480           2.5900    Three-Month CDOR           1/28/07           (58,097)
                          11,686,000,000KRW         3.5500           4.2400    Three-Month KWCDC           3/4/10            97,284
                           8,210,000,000KRW         3.5100           3.8000    Three-Month KWCDC          5/24/10           (37,356)
                              11,050,000            3.6600           5.2500    Six-Month LIBOR            6/23/15          (313,458)
                             500,000,000INR         4.8700           4.5470    Six-Month MIFOR            3/22/09           453,230
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,
5 yr.
                             187,000,000TWD         2.5900           1.0240    90-Day CPTW                8/19/09            (4,192)
------------------------------------------------------------------------------------------------------------------------------------


21              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Goldman Sachs Capital
Markets LP:
                               8,832,997BRR        18.6900          16.2800    BZDI                        1/4/10            35,455
                              94,500,000MXN         9.9800          10.2900    MXN TIIE                   6/14/15           201,106
                             151,970,000MXN        10.0300           9.8300    MXN TIIE                   6/10/10          (145,941)
                             148,300,000MXN        10.0300          10.0100    MXN TIIE                    6/4/10          (253,673)
                             148,300,000MXN         9.8600          10.0150    MXN TIIE                    6/7/10          (159,181)
                              93,375,000MXN        10.0150          10.3000    MXN TIIE                    6/1/15           204,987
                              93,375,000MXN        10.0100          10.4300    MXN TIIE                   5/29/15           279,205
                              21,965,083BRR        18.2500          17.7200    BZDI                        1/2/07           (26,070)
                               5,902,626BRR        18.7000          16.1500    BZDI                        1/4/10             8,350
                               7,641,458BRR        18.7000          16.2500    BZDI                        1/4/10            25,467
                             120,050,000MXN         9.9800          10.2200    MXN TIIE                   1/30/15           215,564
                             187,935,994BRR        19.7300          17.1800    BZDI                        1/2/08           665,991
                              38,987,000BRR        19.2000          18.1600    BZDI                        1/2/08           477,784
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                             144,630,000MXN         9.9800           9.7400    MXN TIIE                    1/5/10            92,964
                              61,200,000MXN        10.0150          10.8500    MXN TIIE                    3/5/15           340,433
                              46,968,000BRR        18.6300          18.0000    BZDI                        1/2/07            51,182
                              17,037,427BRR        18.2500          17.1700    BZDI                        1/2/08            14,051
                              20,823,527BRR        18.2500          17.1700    BZDI                        1/2/08            17,173
                             109,710,000MXN        10.0000          10.7000    MXN TIIE                    5/8/15           507,738
                             100,000,000MXN        10.0000          10.7500    MXN TIIE                    5/8/15           493,042
                             289,270,000MXN        10.0200           9.8400    MXN TIIE                  12/31/09           284,761
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                                                               Three-Month LIBOR
                              13,486,500            3.3420           2.5600    flat                       3/31/08           241,854
                                                                               Six-Month LIBOR
                           1,080,000,000HUF         8.8800           7.0000    flat                       7/14/08           189,775
                             125,000,000EUR         2.2110           4.1060    Six-Month LIBOR            10/8/14        14,790,809
                             161,780,000MXN        10.0350          10.8800    28-Day MXN TIIE           11/16/14           920,575
                                                                               Three-Month LIBOR
                              66,000,000ZAR         6.9430           9.7800    flat                       2/20/11           950,811
                                                                               Three-Month LIBOR
                              66,000,000ZAR         6.9361           9.6800    flat                       2/18/11           905,111
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.
                              55,540,000PLZ         4.7400           4.5300    Six-Month WIBO              7/5/10                --
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                              24,054,685BRR        18.6800          16.8800    BZDI                        1/2/08           (60,719)
                             150,000,000ZAR         7.5000           7.8100    Three-Month JIBA            2/4/10           189,463
                              50,970,000ZAR         6.9360           8.1400    Three-Month JIBA           5/18/10           158,661




22              |               Oppenheimer International Bond Fund


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                                     ---------------
                                                                                                                     $   23,239,817
                                                                                                                     ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR               Brazilian Real
CAD               Canadian Dollar
EUR               Euro
HUF               Hungary Forints
INR               Indian Rupee
KRW               South Korean Won
MXN               Mexican Nuevo Peso
PLZ               Polish Zloty
TWD               New Taiwan Dollar
ZAR               South African Rand

Index abbreviations are as follows:

BZDI              Brazil Cetip Interbank Deposit Rate
CDOR              Canada Bankers Acceptances Rate
CPTW              Bloomberg Taiwan Secondary Commercial Papers
EURIBOR           Euro Interbank Offered Rate
IRS               India Swap Composites
JIBA              South Africa Johannesburg Interbank Agreed Rate
KWCDC             South Korean Won
LIBOR             London-Interbank Offered Rate
LIBOR BBA         London-Interbank Offered Rate British Bankers Association
MIFOR             Mumbai Interbank Forward Offer Rate
MXN TIIE          Mexican Peso-Interbank Equilibrium Interest Rate
WIBO              Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                                          PAID BY      RECEIVED BY                        UNREALIZED
                SWAP                NOTIONAL          THE FUND AT      THE FUND AT    TERMINATION       APPRECIATION
        COUNTERPARTY                  AMOUNT        JUNE 30, 2005    JUNE 30, 2005          DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG               $  16,760,000  Six-Month LIBOR BBA             5.46%       5/13/15  $        (625,935)
Goldman Sachs Group, Inc.         11,580,000  Six-Month LIBOR BBA             5.10        1/14/15            784,985



23              |               Oppenheimer International Bond Fund


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Goldman Sachs Group, Inc.         11,580,000  Six-Month LIBOR BBA             5.08        1/20/15            883,847
                                                                                                   ------------------
                                                                                                   $       1,042,897
                                                                                                   ==================

Index abbreviations are as follows:

LIBOR BBA           London-Interbank Offered Rate British Bankers Association

FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS

The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                       NOTIONAL
                                                      PRINCIPAL      EXPIRATION                             UNREALIZED
SWAP COUNTERPARTY           CURRENCY                     AMOUNT            DATE            PRICE          DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The)                       Mexican Nuevo Peso     $ 30,880,000        10/12/05           11.449MXN     $      132,197

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the period ended June 30, 2005 was as follows:

                                              CALL SWAPTIONS                     PUT SWAPTIONS
                              ------------------------------    ------------------------------
                                   NOTIONAL        AMOUNT OF         NOTIONAL        AMOUNT OF
                                     AMOUNT         PREMIUMS           AMOUNT         PREMIUMS
----------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004            $  50,550,000    $     500,195    $  62,395,000    $     291,178
Swaptions written               263,185,000        1,795,536       62,395,000          215,509
Swaptions closed or expired   (238,445,000)      (2,021,097)    (124,790,000)        (506,687)
                              ----------------------------------------------------------------
Swaptions outstanding as of
June 30, 2005                 $  75,290,000    $     274,634    $          --    $          --
                              ================================================================

As of June 30, 2005, the Fund had entered into the following swaption contract:


24              |               Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                               NOTIONAL       EXPIRATION     EXERCISE         PREMIUM
SWAPTIONS                        AMOUNT             DATE        PRICE        RECEIVED          VALUE
----------------------------------------------------------------------------------------------------
Deutsche Bank AG             75,290,000AUD       8/10/05         5.78AUD    $ 274,634     $  552,880

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                         ACQUISITION                        VALUATION AS OF          UNREALIZED
SECURITY                        DATE             COST         JUNE 30, 2005        APPRECIATION
------------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso (ARP)         6/28/05      $   921,918        $      924,313        $      2,395

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $112,043,317. Collateral of $114,027,612 was received for the loans, of which $ 30,093,943 was received in cash and subsequently invested in approved instruments.


25              |               Oppenheimer International Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005